Stockholders’ Equity (Deficit) and Convertible Preferred Stock (Details) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	Oct. 31, 2018	Nov. 30, 2017	Oct. 31, 2016	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 29, 2019	May 06, 2019	Mar. 30, 2019	Dec. 31, 2015
Class of Stock [Line Items]
Convertible Preferred Stock, Nonredeemable or Redeemable, Issuer Option, Value						$ 350,000,000
Common stock, authorized (in shares)						58,669,600	52,002,600		500,000,000	500,000,000
Common stock, par value (in dollars per share)						$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Convertible preferred stock, authorized (in shares)						43,882,867	39,673,174
Convertible preferred stock, par value (in shares)						$ 0.0001
Common stock, issued (in shares)						6,951,350	5,724,506		60,167,521
Common stock, outstanding (in shares)						6,951,350	5,724,506		60,167,521
Convertible preferred stock, outstanding (in shares)				39,486,895	39,474,156	41,562,111	39,361,211	34,355,941	0		41,562,111	29,423,830
Dividend rate						8.00%
Issuance costs, preferred stock				$ 19,000	$ 7,000
Series A
Class of Stock [Line Items]
Convertible preferred stock, authorized (in shares)						3,333,500	3,333,500		0
Convertible preferred stock, par value (in shares)						$ 0.0001	$ 0.0001		$ 0.0001
Convertible preferred stock, issued (in shares)						3,333,500	3,333,500		0
Convertible preferred stock, outstanding (in shares)						3,333,500	3,333,500		0
Temporary equity, issue price						$ 0.60
Voting percentage						55.00%
Series B
Class of Stock [Line Items]
Convertible preferred stock, authorized (in shares)						4,802,260	4,802,260		0
Convertible preferred stock, par value (in shares)						$ 0.0001	$ 0.0001		$ 0.0001
Convertible preferred stock, issued (in shares)						4,680,565	4,680,565		0
Convertible preferred stock, outstanding (in shares)						4,680,565	4,680,565		0
Temporary equity, issue price						$ 1.07
Series C
Class of Stock [Line Items]
Convertible preferred stock, authorized (in shares)						8,076,643	8,076,643		0
Convertible preferred stock, par value (in shares)						$ 0.0001	$ 0.0001		$ 0.0001
Convertible preferred stock, issued (in shares)						8,076,636	8,076,636		0
Convertible preferred stock, outstanding (in shares)						8,076,636	8,076,636		0
Temporary equity, issue price						$ 1.86
Voting percentage						75.00%
Series D
Class of Stock [Line Items]
Convertible preferred stock, authorized (in shares)						8,713,207	8,713,207		0
Convertible preferred stock, par value (in shares)						$ 0.0001	$ 0.0001		$ 0.0001
Convertible preferred stock, issued (in shares)						8,713,201	8,713,201		0
Convertible preferred stock, outstanding (in shares)						8,713,201	8,713,201		0
Temporary equity, issue price						$ 2.87
Voting percentage						60.00%
Series E
Class of Stock [Line Items]
Convertible preferred stock, authorized (in shares)						4,740,531	4,740,531		0
Convertible preferred stock, par value (in shares)						$ 0.0001	$ 0.0001		$ 0.0001
Convertible preferred stock, issued (in shares)			81,521			4,701,449	4,701,449		0
Convertible preferred stock, outstanding (in shares)						4,701,449	4,701,449		0
Temporary equity, issue price						$ 3.68
Convertible preferred stock			$ 300,000
Issuance costs, preferred stock			$ 3,000					$ 3,000
Series F
Class of Stock [Line Items]
Convertible preferred stock, authorized (in shares)						4,866,776	4,866,776		0
Convertible preferred stock, par value (in shares)						$ 0.0001	$ 0.0001		$ 0.0001
Convertible preferred stock, issued (in shares)		16,168	4,850,590			4,866,758	4,866,758		0
Convertible preferred stock, outstanding (in shares)						4,866,758	4,866,758		0
Temporary equity, issue price						$ 6.19
Voting percentage						60.00%
Convertible preferred stock		$ 79,000	$ 29,800,000
Issuance costs, preferred stock		$ 21,000	$ 200,000				$ 21,000	$ 241,000
Series G
Class of Stock [Line Items]
Convertible preferred stock, authorized (in shares)						5,140,257	5,140,257		0
Convertible preferred stock, par value (in shares)						$ 0.0001	$ 0.0001		$ 0.0001
Convertible preferred stock, issued (in shares)	125,684	4,989,102				5,114,786	4,989,102		0
Convertible preferred stock, outstanding (in shares)						5,114,786	4,989,102		0
Temporary equity, issue price						$ 10.94
Convertible preferred stock	$ 1,300,000	$ 43,200,000
Issuance costs, preferred stock	$ 27,000	$ 300,000				$ 27,000	$ 267,000
Series H
Class of Stock [Line Items]
Convertible preferred stock, authorized (in shares)						4,209,693	4,209,693		0
Convertible preferred stock, par value (in shares)						$ 0.0001	$ 0.0001		$ 0.0001
Convertible preferred stock, issued (in shares)	2,075,216					2,075,216	0		0
Convertible preferred stock, outstanding (in shares)						2,075,216	0		0
Temporary equity, issue price						$ 24.23
Convertible preferred stock	$ 50,000,000
Issuance costs, preferred stock	$ 300,000					$ 284,000
IPO
Class of Stock [Line Items]
Convertible preferred stock, authorized (in shares)										500,000
Convertible preferred stock, par value (in shares)										$ 0.0001
Number of shares issued for each share of convertible preferred stock converted (in shares)						1				1